Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Equity Trust
Entity Central Index Key	0001176343
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Large Cap Value Portfolio
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Large Cap Value Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$77	0.73%
[1],[2]
Expenses Paid, Amount	$ 77	[1]
Expense Ratio, Percent	0.73%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of ClearBridge Variable Large Cap Value Portfolio returned 10.20%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 15.91% and 17.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
CVS Health rallied on an announced increase in government payments to Medicare advantage plans and strong earnings, which supported investor hopes for a turnaround in CVS’s Aetna insurance segment and stabilizing profits in its pharmacy operations.

↑
Broadcom performed well as results from U.S. hyperscalers continued to validate increased capex in support of artificial intelligence (AI) efforts, where Broadcom is a leader in the market for custom silicon.

↑
McKesson benefited from strong U.S. pharma and specialty distribution fundamentals, including Rx volumes and competitive pricing; the company also announced changes to its organizational structure and raised its earnings guidance.

Top detractors from performance:
↓
Venture Global failed to garner investor enthusiasm after its January IPO, as its inaugural earnings report disappointed, showing weaker margins, lighter volumes and higher operating costs. Macro and geopolitical uncertainties also created a challenging backdrop for the company.

↓	Edison International shares fell as California wildfires raised concerns about potential liabilities.
↓
Air products and chemicals were lower on concerns over tariffs and their effects on the overall macroeconomic environment as well as uncertainty surrounding the returns for the company’s megaprojects NEOM and the Louisiana Clean Energy Complex.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	10.20	10.11	10.01
Russell 3000 Index	17.15	13.15	14.29
Russell 1000 Value Index	15.91	11.33	10.53
S&P 500 Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 270,537,506
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 1,730,701
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$270,537,506
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$1,730,701
Portfolio Turnover Rate	19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On 12/10/2025, the Board approved a proposed reorganization of the Fund into LVIP ClearBridge Large Cap Value Fund (the “Acquiring Fund”), a newly created series of Lincoln Variable Insurance Products Trust. Under the reorganization, each shareholder of the Fund would receive shares of the Acquiring Fund having the same aggregate net asset value as the Fund shares held by the shareholder immediately prior to the reorganization. Lincoln Financial Investments Corporation, a wholly-owned subsidiary of The Lincoln National Life Insurance Company, would serve as investment manager to the Acquiring Fund. ClearBridge Investments, LLC, the Fund’s current subadviser, would continue to serve as subadviser to the Acquiring Fund. Subject to approval and satisfaction of certain conditions, including approval by the shareholders of the Fund, the transaction is expected to occur in the second quarter of 2026.
This is a summary of a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.